Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Income Tax [Line Items]
Loss before income taxes	$ (29,448)	$ (19,467)	$ (24,473)
Statutory tax rate	26.00%	26.00%	26.00%
Income tax recovery at Canadian statutory income tax rates	$ (7,656)	$ (5,061)	$ (6,363)
Change in valuation allowance	1,625	4,197	4,290
Permanent differences	967	343	447
Expiry of investment tax credits			0
Expiry of investment tax credits	975	0
Tax rate differences	790	450	291
Change in U.S. statutory rate	6,394	0	0
Change in Canadian statutory rate	(2,595)	0	0
Other differences	(137)	223	1,324
Income tax expense (recovery)	$ 363	$ 152	$ (11)